SCHEDULE OF DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Revenues		$ 5,904	$ 1,160	$ 9,221	$ 2,707
Cost of revenues		3,392	890	6,570	1,857
Gross profit		2,512	270	2,651	850
Research and development costs		3,991	3,919	6,921	5,230
General and administration expenses		3,435	2,320	6,477	7,736
Operating loss		(7,590)	(6,797)	(15,617)	(13,372)
Financial (income) expense		254	(223)		187
Net loss for the period from discontinued operations			(1,436)		(2,425)
Cash disposed of					(549)
From operating activities					515
From investing activities					(44)
From financing activities					(132)
Net cash flows provided by (used by) discontinued operations					339
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Revenues			397		824
Cost of revenues			386		767
Gross profit			11		57
Research and development costs			9		9
General and administration expenses			456		1,455
Operating loss			(454)		(1,407)
Financial (income) expense			27		(9)
Loss before taxes on income			(427)		(1,416)
Loss on disposal of discontinued operations	[1]		(1,009)		(1,009)
Net loss for the period from discontinued operations			$ (1,436)		(2,425)
Consideration received on disposal of discontinued operations					148
Cash disposed of					(549)
Net cash outflow on disposal of discontinued operations					(401)
Property, equipment and right of use assets, net					(416)
Trade and other receivables					(668)
Trade and other payables					223
Loans					94
Severance payments, net					159
Net assets disposed					$ (1,009)

[1]	The loss on disposal of discontinued operations was determined as follows: